Financial risk management - Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
Financial liabilities
Bank borrowings carrying amount	€ 154		€ 24,070
Lease liabilities.	19,734	€ 17,300	3,210
Trade payables carrying amount	2,683		2,594
Liquidity risk
Financial liabilities
Bank borrowings carrying amount	154		24,078
Lease liabilities.	19,734		3,210
Trade payables carrying amount	2,683		2,594
Total carrying amount	22,571		29,882
Bank borrowings contractual cash flow	(158)		(31,042)
Lease liability contractual cash flow	(36,445)		(3,704)
Trade payables contractual cash flow	(2,683)		(2,594)
Total contractual cash flow	(39,286)		(37,340)
Liquidity risk | 2 months or less
Financial liabilities
Bank borrowings contractual cash flow	(18)		(109)
Lease liability contractual cash flow	(419)		(76)
Trade payables contractual cash flow	(2,683)		(2,594)
Total contractual cash flow	(3,120)		(2,779)
Liquidity risk | 2 to 12 months
Financial liabilities
Bank borrowings contractual cash flow	(91)		(15,363)
Lease liability contractual cash flow	(1,791)		(659)
Total contractual cash flow	(1,882)		(16,022)
Liquidity risk | 1 to 3 years
Financial liabilities
Bank borrowings contractual cash flow	(31)		(1,528)
Lease liability contractual cash flow	(3,494)		(1,472)
Total contractual cash flow	(3,525)		(3,000)
Liquidity risk | 3 to 5 years
Financial liabilities
Bank borrowings contractual cash flow	(18)		(10,595)
Lease liability contractual cash flow	(3,374)		(678)
Total contractual cash flow	(3,392)		(11,273)
Liquidity risk | More than 5 years
Financial liabilities
Bank borrowings contractual cash flow			(3,447)
Lease liability contractual cash flow	(27,367)		(819)
Total contractual cash flow	€ (27,367)		€ (4,266)